COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES

Note 17 — Commitments and Contingencies

The Company sells retail installment contracts to financial institutions without recourse. Some buyers of the contracts retain portions of the finance commissions as reserves against early payoffs. The Company is subject to chargebacks against such income in the event of a cancellation or early payoff.

The Company’s facilities are subject to federal, state and local provisions regulating the discharge of materials into the environment. Compliance with these provisions has not had, nor does the Company expect such compliance to have, any material effect upon the capital expenditures, net income, financial condition or competitive position of the Company. Management believes that its current practices and procedures for the control and disposition of such materials comply with the applicable federal and state requirements.

The Company is involved in certain legal matters that it considers incidental to its business. In management’s opinion, none of these legal matters will have a material effect on the Company’s financial position or the results of operations.

CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp.
COMMITMENTS AND CONTINGENCIES

NOTE 5. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position and results of its operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

Pursuant to a registration rights agreement entered into on February 21, 2019, the holders of the Founder Shares, Private Placement Warrants and securities that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants or warrants that may be issued upon conversion of working capital loans and upon conversion of the Founder Shares) are entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

At the Closing, the Company entered into a registration rights and lock-up agreement (the “Registration Rights and Lock-Up Agreement”) with the Sponsor and certain CarLotz stockholders (the “New Holders” and, collectively with the Sponsor, the “Holders”) requiring the Company to, among other things, file a registration statement to register the resale of certain shares of the Company’s common stock held by the Holders within 45 days after the Closing and to use reasonable best efforts to cause such registration statement to be declared effective as soon as possible after such initial filing , but no later than the earlier of (i) the 90th day (or the 120th day if the SEC) notifies that it will “review” such registration statement) following the Closing Date and (ii) the 10th business day after the date the SEC notified that such registration statement will not be “reviewed” or will not be subject to further review. In addition, pursuant to the terms of the Registration Rights and Lock-Up Agreement and subject to certain requirements and customary conditions, TRP, Michael W. Bor and the Sponsor (the “Demanding Holders”) each have two demand rights under which they may demand, at any time and from time to time, that the Company file a registration statement on Form S-3 (or Form S-1 if Form S-3 is not available) to register the securities of the Company held by such Demanding Holder, and each may specify that such demand registration take the form of an underwritten offering pursuant to such registration statement. Once the resale registration statement has been filed and declared effective, the Demanding Holders have unlimited rights to request the Company register an underwritten offering pursuant to such registration statement. Holders will also have “piggy-back” registration rights, subject to certain requirements and customary conditions. The Registration Rights and Lock-Up Agreement provides that the Company will pay certain expenses relating to such registrations and indemnify the Holders against (or make contributions in respect of) certain liabilities that may arise under the Securities Act. The Registration Rights and Lock-Up Agreement substitutes the registration rights agreement entered into on February 21, 2019.

Underwriting Agreement

In connection with the closing of the Initial Public Offering and the option to purchase additional Units, the underwriters were paid a cash underwriting discount of $0.20 per Unit, or $6,111,465 in the aggregate. In addition, the underwriters were entitled to a deferred fee of $0.35 per Unit, or $10,695,063 in the aggregate. The deferred fee was paid upon the closing of the Merger from the amounts held in the Trust Account.